Note 8 - Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Note 8 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	191
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	152
Earliest Tax Year [Member]
Note 8 - Income Taxes (Details) [Line Items]
Open Tax Year	2009
Latest Tax Year [Member]
Note 8 - Income Taxes (Details) [Line Items]
Open Tax Year	2013